Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Payment to equipment suppliers	¥ 100,584,000,000	¥ 103,940,000,000	¥ 125,210,000,000